Net Loss Per Share	3 Months Ended
Mar. 31, 2024
Net Loss Per Share [Abstract]
Net Loss Per Share

Note 13 — Net Loss Per Share

Basic net loss per share is computed by dividing the net income or loss applicable to common shares by the weighted average number of common shares outstanding during the period. The weighted average number of shares of common stock outstanding includes pre-funded warrants because their exercise requires only nominal consideration for delivery of shares; it does not include any potentially dilutive securities or any unvested restricted shares of common stock. Certain restricted shares, although classified as issued and outstanding at March 31, 2024, are considered contingently returnable until the restrictions lapse and will not be included in the basic net loss per share calculation until the shares are vested. Unvested shares of the Company’s restricted stock do not contain non-forfeitable rights to dividends and dividend equivalents. Diluted earnings per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the Company’s warrants, options, and restricted shares. Diluted net loss per share is computed by giving effect to all potential shares of common stock, including warrants, stock options, and unvested restricted shares, to the extent they are dilutive.

The two-class method is used to determine earnings per share based on participation rights of participating securities in any undistributed earnings. Each share of preferred stock that includes rights to participate in distributed earnings is considered a participating security and the Company uses the two-class method to calculate net income available to the Company’s common stockholders per common share — basic and diluted.

The following securities were excluded from the computation of diluted shares outstanding due to the losses incurred in the periods presented, as they would have had an anti-dilutive impact on the Company’s net loss:

	Three Months Ended March 31,
	2024	2023
Options to purchase shares of common stock	1,366,865	1,469,102
Warrants	7,899,661	5,264,274
Unvested shares of restricted stock	140,955	—
Common stock issuable upon conversion of Series A preferred stock	5,709,935	—
Total	15,117,416	6,733,376